Debt, long-term debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jul. 31, 2015
Long-term debt
Principal Amount	$ 1,689	$ 1,677
Unamortized discount and debt issuance costs	49	48
Total long-term debt	1,640	1,629
Current portion of long-term debt	18	11
Long-term debt, net	1,622	1,618
Long-term debt maturities
Scheduled principal payments 2018	19
Scheduled principal payments 2019	19
Scheduled principal payments 2020	19
Scheduled principal payments 2021	11
Scheduled principal payments 2022	$ 158
6.7% Senior Notes
Long-term debt
Interest rate on debt	6.70%
Maturity date of debt issued	Dec. 15, 2033
Principal Amount	$ 544	544
Unamortized discount and debt issuance costs	15	15
Long term debt	$ 529	529
6.7% Senior Notes | Minimum
Long-term debt
Date of debt issuance	Dec. 08, 2003
Call date of debt issued	Dec. 08, 2003
6.7% Senior Notes | Maximum
Long-term debt
Date of debt issuance	Jun. 28, 2004
Call date of debt issued	Jun. 28, 2004
6.95% Senior Notes
Long-term debt
Interest rate on debt	6.95%
Date of debt issuance	May 09, 2011
Maturity date of debt issued	May 15, 2060
Call date of debt issued	May 15, 2016
Principal Amount	$ 342	342
Unamortized discount and debt issuance costs	11	11
Long term debt	$ 331	331
7.25% Senior Notes due 2063
Long-term debt
Interest rate on debt	7.25%
Date of debt issuance	Dec. 08, 2014
Maturity date of debt issued	Dec. 01, 2063
Call date of debt issued	Dec. 08, 2019
Principal Amount	$ 275	275
Unamortized discount and debt issuance costs	10	10
Long term debt	$ 265	265
7.25% Senior Notes due 2064
Long-term debt
Interest rate on debt	7.25%
Date of debt issuance	Nov. 23, 2015
Maturity date of debt issued	Dec. 01, 2064
Call date of debt issued	Dec. 01, 2020
Principal Amount	$ 300	300
Unamortized discount and debt issuance costs	10	10
Long term debt	$ 290	290
U.S. Cellular Term loan facility
Long-term debt
Date of debt issuance	Jul. 20, 2015
Maturity date of debt issued	Jan. 21, 2022
Principal Amount	$ 203	214	$ 225
Unamortized discount and debt issuance costs	2	2
Long term debt	201	212
Capital lease obligations
Long-term debt
Principal Amount	4	2
Unamortized discount and debt issuance costs	0	0
Capital lease obligations	4	2
Installment payment agreement
Long-term debt
Principal Amount	21	0
Unamortized discount and debt issuance costs	1	0
Long term debt	$ 20	$ 0